UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-08777

CREDIT SUISSE HIGH YIELD BOND FUND

(Exact Name of Registrant as Specified in Charter)

Eleven Madison Avenue, New York, New York 10010

(Address of Principal Executive Offices) (Zip Code)

Omar Tariq

Credit Suisse High Yield Bond Fund

Eleven Madison Avenue

New York, New York 10010

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2023 to April 30, 2024

Item 1. Reports to Stockholders.

Credit Suisse High Yield Bond Fund

Eleven Madison Avenue

New York, NY 10010

Trustees

Laura A. DeFelice

Chair of the Board

Samantha Kappagoda

Mahendra R. Gupta

John G. Popp

Steven N. Rappaport

Officers

Omar Tariq

Chief Executive Officer and President

John G. Popp

Chief Investment Officer

Brandi Sinkovich

Chief Compliance Officer

Lou Anne McInnis

Chief Legal Officer

Rose Ann Bubloski

Chief Financial Officer and Treasurer

Karen Regan

Senior Vice President and Secretary

Investment Adviser

UBS Asset Management (Americas) LLC

Eleven Madison Avenue

New York, NY 10010

Administrator and Custodian

State Street Bank and Trust Co.

One Congress Street, Suite 1

Boston, MA 02114-2016

Shareholder Servicing Agent

Computershare Trust Company, N.A.

P.O. Box 43006

Providence, RI 02940-3078

Legal Counsel

Willkie Farr & Gallagher LLP

787 7th Avenue

New York, NY 10019

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Manhattan West

New York, NY 10001

Credit Suisse

High Yield Bond Fund

SEMIANNUAL REPORT

April 30, 2024 (unaudited)

Credit Suisse High Yield Bond Fund

Semiannual Investment Adviser’s Report

April 30, 2024 (unaudited)

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse High Yield Bond Fund (the “Fund”) for the six-month period ended April 30, 2024 (the “Period”).

Performance Summary

11/1/2023 – 04/30/24

Fund & Benchmark	Performance
Total Return (based on net asset value (“NAV”))[1]	11.51%
Total Return (based on market value)[1]	15.80%
ICE BofA US High Yield Constrained Index[2]	8.96%

[1]	Assuming reinvestment of distributions.
[2]

The ICE BofA US High Yield Constrained Index (the “Index”) is an unmanaged index that tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market, where each issuer’s allocation is limited to 2% of the Index. The Index does not have transaction costs and investors cannot invest directly in the Index.

Market Review: A Positive Period for High Yield Assets

The Period was positive for the high yield market. Risk assets rallied late in 2023 with the ICE BofA US High Yield Constrained Index (the “Index”), returning 4.57% in November, 3.69% in December, and 8.96% for the Period. Yields within the high yield asset class declined to end the Period at 8.08%—133 basis points lower than on October 31, 2023. Spreads also declined significantly, down 120 basis points over the Period to end at 331 basis points.

Index returns were heavily driven by CCC-rated bonds, as investors grew more comfortable with riskier credit. CCC bonds gained 12.12% over the Period, while BB-rated bonds returned 8.30% to slightly underperform, and B-rated bonds gained 8.93% to perform in line with the Index.

Over the Period, the best performing sectors included life insurance, auto loans and department stores, returning 21.80%, 19.60% and 18.23%, respectively. The worst performing sectors were discount stores, cable & satellite TV, and telecom-wireline integrated & services, respectively losing -1.57% and gaining 1.49% and 2.96%.

Default activity has trended below longer-term averages to outperform expectations for the Period. According to JP Morgan, the default rate (including distressed exchanges) ended the Period at 2.33%, which is up slightly over the last twelve months, though down 52 basis points since the end of 2023. There has been an uptick in distressed exchange activity, predominantly in the leveraged loan markets. In general, however, open capital markets, especially the burgeoning private credit asset class, have enabled lower-than-expected defaults.

Fund flows for high yield mutual funds have been somewhat quiet. Following $7.0 billion of outflows in 2023, year-to-date outflows have been $0.2 billion.

High yield primary issuance activity increased over the Period, at least in terms of gross volume. Total high yield new issuance of $114.0 billion year-to-date through April 30, compares to $58.9 billion over the same period in 2023. However, net activity excluding refinancings is flat at $21.6 billion. We expect refinancings will continue to dominate as the primary use of proceeds for new deals due to the currently inverted yield curve and tight spreads compared to other credit markets.

Credit Suisse High Yield Bond Fund

Semiannual Investment Adviser’s Report (continued)

April 30, 2024 (unaudited)

Strategic Review and Outlook: Optimism Tempered with Mindfulness

For the Period April 30, 2024, the Fund outperformed the Index on both an NAV and market-price basis.

The Fund’s allocation to high yield and collateralized loan obligations (“CLOs”) contributed to relative performance, while negative selection within the bank loan sector detracted from relative returns. Sectors that contributed to relative returns included capital goods, services, and telecommunications, while automotive was the largest detractor. From a ratings perspective, positive selection within B-rated and CCC-rated investments contributed to performance, while negative selection within CC-rated and not rated positions detracted.

After a significant rally in the fourth quarter of 2023, there has been a stagnant market in early 2024 with bond coupons only marginally offsetting negative price returns. Inflation data in the United States have surprised to the upside and interest rates in the world’s largest economy will remain higher for longer. High yield bond spreads have tightened against an uptick in government bond yields, and we believe strong technical factors and healthy fundamentals have supported that move. Demand for high yield bonds exceeds supply given both the current low net issuance volume and the reduction in outstanding bonds that resulted from rating agency upgrades. Retail mutual fund flows have stabilized, and we believe investors have elevated cash balances. The fundamentals of high yield issuers remain sound, and we do not expect a material increase in distressed activity this year.

Looking forward, we are mindful of rising geopolitical tensions in the Middle East, a continuing conflict in Ukraine, and slowly evolving cracks in commercial real estate markets. The health of issuer balance sheets gives us comfort amid the uncertainty, and we will continue to focus on credit selection to capture opportunities, as the impacts of higher capital costs and other risks spread throughout the global economy.

John G. Popp Chief Investment Officer*	Omar Tariq Chief Executive Officer and President**

High yield bonds are lower-quality bonds that are also known as “junk bonds.” Such bonds entail greater risks than those found in higher-rated securities.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund’s investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund’s management are as of the date of this letter and the Fund holdings described in this document are as of April 30, 2024; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

*

John G. Popp is a Managing Director of Credit Suisse and Group Head and Chief Investment Officer of Credit Investments Group (“CIG”), with primary responsibility for making investment decisions and monitoring processes for CIG’s global investment strategies. Mr. Popp also serves as Trustee of the Credit Suisse open-end Funds, as well as serving as Director for the Credit Suisse Asset Management Income Fund, Inc. and Trustee of the Credit Suisse High Yield Bond Fund. Mr. Popp has been associated with Credit Suisse since 1997.

**

Omar Tariq is a Director of Credit Suisse. Mr. Tariq also serves as Chief Executive Officer and President of other Credit Suisse open-end funds, as well as serving as Chief Executive Officer and President for the Credit Suisse Asset Management Income Fund, Inc. and Chief Executive Officer and President of the Credit Suisse High Yield Bond Fund. Mr. Tariq has been associated with Credit Suisse since 2019.

Credit Suisse High Yield Bond Fund

Semiannual Investment Adviser’s Report (continued)

April 30, 2024 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of April 30, 2024)

S&P Ratings**

BBB	2.0%
BB	37.1
B	32.3
CCC	17.3
D	0.3
NR	7.0

Subtotal	96.0
Equity and Other	4.0

Total	100.0%

*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
**

Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. (“S&P”). S&P is a main provider of ratings for credit assets classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Average Annual Returns

April 30, 2024 (unaudited)

	6 Months	1 Year	3 Years	5 Years	10 Years
Net Asset Value (NAV)	11.51%	13.77%	3.20%	5.41%	6.04%
Market Value	15.80%	16.49%	2.34%	4.28%	5.06%

Credit Suisse may waive fees and/or reimburse expenses, without which performance would be lower. Returns represent past performance and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total investment return at NAV is based on the change in the NAV of Fund shares and assumes reinvestment of dividends, capital gains, and return of capital distributions, if any, at prices pursuant to the Fund’s dividend reinvestment program. Total investment return at market value is based on the change in the market price at which the Fund’s shares traded on the NYSE American during the period and assumes reinvestment of dividends, capital gains, and return of capital distributions, if any, at prices pursuant to the Fund’s dividend reinvestment program. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on NAV and share price. Past performance is no guarantee of future results. The current performance of the Fund may be lower or higher than the figures shown. The Fund’s yield, return, NAV and market price will fluctuate. Performance information current to the most recent month end is available by calling 1-800-293-1232.

The annualized gross and net expense ratios are 3.92% and 3.73%, respectively.

Credit Suisse High Yield Bond Fund

Schedule of Investments

April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (98.8%)

Aerospace & Defense (1.5%)

$587	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/26 @ 103.75)(1),(2)	(B, B2)	02/01/29	7.500	$600,975

900	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/26 @ 104.38)(1)	(B, B2)	11/15/30	8.750	958,613

1,260	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.19)(1)	(B+, Ba3)	03/01/29	6.375	1,254,511

660	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ 103.31)(1)	(B+, Ba3)	03/01/32	6.625	659,413

					3,473,512

Air Transportation (0.4%)

600	AAR Escrow Issuer LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/26 @ 103.38)(1)	(BB, Ba2)	03/15/29	6.750	604,028

400	VistaJet Malta Finance PLC/Vista Management Holding, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/25 @ 103.19)(1),(2)	(B-, B3)	02/01/30	6.375	310,181

					914,209

Auto Parts & Equipment (2.0%)

600	Adient Global Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 04/15/25 @ 103.50)(1)	(BBB-, Ba2)	04/15/28	7.000	606,718

2,080	Clarios Global LP/Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 100.00)(1)	(B-, B3)	05/15/27	8.500	2,081,032

1,750	Phinia, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/26 @ 103.38)(1)	(BB+, Ba1)	04/15/29	6.750	1,758,248

					4,445,998

Automakers (0.1%)

198	Winnebago Industries, Inc., Rule 144A, Senior Secured Notes (Callable 05/31/24 @ 103.13)(1)	(BB+, Ba3)	07/15/28	6.250	193,968

Brokerage (2.2%)

2,520	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 05/31/24 @ 102.16)(1)	(BB-, Ba3)	06/15/25	8.625	2,528,323

2,400	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ 103.94)(1)	(BB-, Ba3)	03/01/31	7.875	2,432,266

					4,960,589

Building & Construction (1.5%)

1,000	MasTec, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/24 @ 103.31)(1)	(BBB-, NR)	08/15/29	6.625	918,084

1,761	Pike Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 102.75)(1)	(B-, B3)	09/01/28	5.500	1,672,395

300	Pike Corp., Rule 144A, Senior Unsecured Notes (Callable 01/31/27 @ 104.31)(1)	(B-, B3)	01/31/31	8.625	314,703

525	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 101.81)(1)	(BB+, Ba2)	03/15/29	3.625	471,864

					3,377,046

Building Materials (8.1%)

1,125	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/25 @ 103.19)(1)	(BB-, Ba2)	06/15/30	6.375	1,117,346

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Building Materials (continued)

$300	Builders FirstSource, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/25 @ 102.50)(1)	(BB-, Ba2)	03/01/30	5.000	$281,212

1,200	Builders FirstSource, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/27 @ 103.19)(1)	(BB-, Ba2)	06/15/32	6.375	1,188,253

600	Camelot Return Merger Sub, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/24 @ 106.56)(1)	(B, B2)	08/01/28	8.750	591,049

1,750	Eco Material Technologies, Inc., Rule 144A, Senior Secured Notes (Callable 05/31/24 @ 103.94)(1)	(B, B2)	01/31/27	7.875	1,767,134

2,489	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 103.00)(1)	(CCC+, Caa1)	03/01/29	6.000	2,193,569

1,000	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 102.31)(1)	(B, Ba2)	05/01/29	4.625	928,790

2,700	Interface, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/16/24 @ 102.75)(1)	(B+, B1)	12/01/28	5.500	2,538,932

2,100	Masonite International Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 101.34)(1)	(BB+, Ba2)	02/01/28	5.375	2,118,595

870	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Rule 144A, Senior Secured Notes (Callable 04/01/27 @ 103.38)(1)	(BB-, B1)	04/01/32	6.750	866,195

1,754	MIWD Holdco II LLC/MIWD Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/25 @ 102.75)(1)	(B-, B3)	02/01/30	5.500	1,589,560

1,750	Oscar AcquisitionCo LLC/Oscar Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/25 @ 104.75)(1)	(CCC+, Caa1)	04/15/30	9.500	1,686,224

700	Park River Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/24 @ 103.38)(1)	(CCC, Caa2)	08/01/29	6.750	602,334

600	Summit Materials LLC/Summit Materials Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 103.63)(1)	(BB+, Ba3)	01/15/31	7.250	616,991

					18,086,184

Cable & Satellite TV (2.0%)

1,500	Altice Financing SA, Rule 144A, Senior Secured Notes (Callable 05/31/24 @ 101.25)(1)	(B, B3)	01/15/28	5.000	1,184,927

525	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 100.92)(1)	(B-, B2)	04/15/27	5.500	430,830

900	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.25)(1)	(B-, B2)	11/15/31	4.500	571,945

1,200	Sunrise FinCo I BV, Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44)(1)	(BB-, B1)	07/15/31	4.875	1,044,234

1,400	Telenet Finance Luxembourg Notes SARL, Rule 144A, Senior Secured Notes (Callable 05/13/24 @ 101.38)(1)	(BB-, B1)	03/01/28	5.500	1,319,150

					4,551,086

Chemicals (6.3%)

300	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 05/31/24 @ 100.00)(1)	(BB-, Ba3)	05/15/25	5.750	298,888

715	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/25 @ 103.56)(1)	(BB-, Ba3)	08/01/30	7.125	724,182

900	Axalta Coating Systems Dutch Holding B BV, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 103.63)(1)	(BB-, Ba3)	02/15/31	7.250	919,811

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Chemicals (continued)

$1,200	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/25 @ 103.00)(1)	(BB+, Ba2)	06/15/30	6.000	$1,166,670

455	HB Fuller Co., Global Senior Unsecured Notes (Callable 05/31/24 @ 102.13)	(BB-, Ba3)	10/15/28	4.250	419,970

950	Herens Holdco SARL, Rule 144A, Senior Secured Notes (Callable 05/31/24 @ 102.38)(1)	(B-, B2)	05/15/28	4.750	821,014

1,200	Herens Midco SARL, Rule 144A, Company Guaranteed Notes (Callable 05/30/24 @ 102.63)(1),(3)	(CCC, Caa2)	05/15/29	5.250	921,446

1,950	INEOS Finance PLC, Rule 144A, Senior Secured Notes (Callable 02/15/25 @ 103.38)(1)	(BB, Ba3)	05/15/28	6.750	1,918,761

600	INEOS Quattro Finance 2 PLC, Rule 144A, Senior Secured Notes (Callable 11/15/25 @ 104.81)(1),(2)	(BB, Ba3)	03/15/29	9.625	634,612

2,700	Polar U.S. Borrower LLC/Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/24 @ 101.69)(1)	(CCC-, Caa3)	05/15/26	6.750	718,619

1,800	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 102.31)(1)	(BB-, B1)	03/15/29	4.625	1,607,529

2,885	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 104.50)(1),(2)	(CCC+, Caa2)	02/15/30	9.000	2,682,996

1,190	WR Grace Holdings LLC, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.69)(1)	(B-, B1)	03/01/31	7.375	1,207,661

					14,042,159

Consumer/Commercial/Lease Financing (1.2%)

3,000	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/16/24 @ 101.19)(1)	(BB, Ba2)	02/01/28	4.750	2,715,314

Diversified Capital Goods (1.1%)

2,025	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(1)	(BB+, Ba2)	06/01/31	4.250	1,781,090

750	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 103.31)(1)	(BB+, Ba3)	01/15/32	6.625	747,844

					2,528,934

Electronics (1.3%)

2,000	Entegris, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/29 @ 100.00)(1)	(BB, Baa3)	04/15/29	4.750	1,887,927

1,200	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 102.00)(1)	(B+, Ba3)	06/15/29	4.000	1,055,133

					2,943,060

Energy - Exploration & Production (4.5%)

650	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/25 @ 104.19)(1)	(BB-, B1)	07/01/28	8.375	678,869

650	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/26 @ 104.38)(1)	(BB-, B1)	07/01/31	8.750	690,282

1,500	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 102.38)(1)	(BB, B1)	04/15/30	4.750	1,328,221

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Energy - Exploration & Production (continued)

$800	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 104.50)(1)	(BB, B1)	01/15/29	6.000	$776,618

2,775	CQP Holdco LP/BIP-V Chinook Holdco LLC, Rule 144A, Senior Secured Notes (Callable 12/15/28 @ 103.75)(1)	(BB, B1)	12/15/33	7.500	2,794,777

300	Matador Resources Co., Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 103.44)(1)	(BB-, B1)	04/15/28	6.875	302,570

2,515	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/24 @ 104.06)(1)	(B+, B2)	03/01/28	8.125	2,554,702

1,080	Rockcliff Energy II LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 102.75)(1)	(B+, B3)	10/15/29	5.500	996,608

					10,122,647

Environmental (0.4%)

900	GFL Environmental, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.38)(1)	(BB, Ba3)	01/15/31	6.750	907,677

Food - Wholesale (0.5%)

1,150	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/25 @ 102.31)(1)	(BB-, B2)	06/01/30	4.625	1,046,650

Gaming (0.7%)

500	Boyd Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/26 @ 102.38)(1)	(BB, B1)	06/15/31	4.750	443,133

600	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/26 @ 103.50)(1)	(BB-, Ba3)	02/15/30	7.000	603,994

600	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.25)(1)	(BB-, Ba3)	02/15/32	6.500	591,857

					1,638,984

Gas Distribution (4.6%)

286	Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 05/31/24 @ 100.00)	(B, B3)	05/15/26	6.250	283,818

429	Genesis Energy LP/Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 04/15/26 @ 104.44)	(B, B3)	04/15/30	8.875	444,581

450	Global Partners LP/GLP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 104.13)(1)	(B+, B2)	01/15/32	8.250	462,454

1,536	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 102.56)(1)	(BB+, Ba2)	06/15/28	5.125	1,476,147

600	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 102.75)(1)	(BB+, Ba2)	10/15/30	5.500	574,374

600	HF Sinclair Corp., Rule 144A, Senior Unsecured Notes (Callable 05/13/24 @ 103.19)(1)	(BBB-, Baa3)	04/15/27	6.375	600,320

1,750	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 05/31/24 @ 101.63)(1)	(BB-, B1)	09/30/26	6.500	1,677,137

2,070	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/29 @ 100.00)(1)	(BB+, Ba2)	07/15/29	4.950	1,914,646

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Gas Distribution (continued)

$915	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00)(1)	(BB+, Ba2)	05/15/30	4.800	$825,107

1,950	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 02/15/26 @ 103.69)(1)	(BB-, B1)	02/15/29	7.375	1,953,929

					10,212,513

Health Facility (0.5%)

1,200	Option Care Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 102.19)(1)	(B, B2)	10/31/29	4.375	1,075,789

Health Services (1.8%)

757	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/13/24 @ 102.00)(1)	(BB-, Ba3)	04/15/29	4.000	671,653

2,400	AthenaHealth Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 103.25)(1)	(CCC, Caa2)	02/15/30	6.500	2,162,947

1,269	Pediatrix Medical Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 102.69)(1),(2)	(BB-, Ba3)	02/15/30	5.375	1,111,638

					3,946,238

Hotels (0.5%)

45	Hilton Domestic Operating Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/26 @ 102.94)(1)	(BB+, Ba2)	04/01/29	5.875	44,437

600	Raising Cane’s Restaurants LLC, Rule 144A, Senior Unsecured Notes (Callable 11/01/25 @ 104.69)(1)	(B, B3)	05/01/29	9.375	644,365

450	RHP Hotel Properties LP/RHP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/01/27 @ 103.25)(1)	(BB-, B1)	04/01/32	6.500	441,500

					1,130,302

Insurance Brokerage (4.8%)

1,000	Acrisure LLC/Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/24 @ 105.06)(1)	(CCC+, Caa2)	08/01/26	10.125	1,033,796

720	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 04/15/25 @ 103.38)(1)	(B, B2)	04/15/28	6.750	718,162

1,355	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.50)(1)	(B, B2)	01/15/31	7.000	1,362,424

893	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/24 @ 100.00)(1)	(CCC+, Caa2)	05/15/27	8.000	894,173

1,200	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.63)(1)	(B, B2)	02/15/31	7.250	1,185,572

1,200	HUB International Ltd. Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.63)(1)	(B, B2)	06/15/30	7.250	1,218,424

1,500	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/26 @ 104.25)(1)	(B-, B2)	03/15/30	8.500	1,543,631

1,500	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/25 @ 105.25)(1)	(CCC, Caa2)	12/15/30	10.500	1,589,238

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Insurance Brokerage (continued)

$1,200	Ryan Specialty LLC, Rule 144A, Senior Secured Notes (Callable 02/01/25 @ 102.19)(1)	(BB-, B1)	02/01/30	4.375	$1,102,037

					10,647,457

Investments & Misc. Financial Services (5.3%)

3,150	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 104.25)(1)	(CCC+, Caa1)	11/15/29	8.500	2,933,434

2,400	Boost Newco Borrower LLC, Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.75)(1)	(BB, Ba3)	01/15/31	7.500	2,478,901

1,450	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 102.63)(1)	(B+, B1)	04/15/29	5.250	1,358,458

1,150	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)(1)	(B+, B1)	01/15/32	5.000	1,019,115

2,400	Jane Street Group/JSG Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/30/27 @ 103.56)(1)	(BB, Ba2)	04/30/31	7.125	2,419,542

600	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 06/15/24 @ 102.00)(1),(2)	(B, B2)	06/15/29	4.000	528,080

1,200	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 101.16)(1)	(NR, Ba3)	11/01/26	4.625	1,156,527

					11,894,057

Life Insurance (1.2%)

2,700	Panther Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 06/01/27 @ 103.56)(1)	(B, B2)	06/01/31	7.125	2,716,160

Machinery (3.5%)

2,150	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 102.19)(1)	(BB, Ba2)	04/15/29	4.375	1,959,503

2,195	ATS Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 102.06)(1)	(BB, B2)	12/15/28	4.125	1,973,711

2,100	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 103.31)(1)	(CCC, Caa2)	10/15/29	6.625	1,736,935

495	Enviri Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 101.44)(1)	(B, B3)	07/31/27	5.750	463,618

374	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 05/13/24 @ 101.44)	(BB+, Ba1)	06/15/25	5.750	371,173

1,200	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 02/15/26 @ 103.13)	(BB+, Ba1)	02/15/29	6.250	1,194,550

226	Regal Rexnord Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/33 @ 100.00)(1)	(BB+, Baa3)	04/15/33	6.400	227,909

					7,927,399

Managed Care (0.3%)

750	HealthEquity, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.25)(1)	(B+, B2)	10/01/29	4.500	684,068

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Media - Diversified (0.2%)

$300	News Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/27 @ 102.56)(1)	(BB+, Ba1)	02/15/32	5.125	$275,229

67	Tech 7 SAS Super Senior (New Money Tranche 1)(3),(4),(5)	(NR, NR)	03/31/26	1.000	71,946

40	Tech 7 SAS Super Senior (New Money Tranche 2)(3),(4),(5)	(NR, NR)	03/31/26	1.000	43,168

20	Tech 7 SAS Technicolor Creative Studios Super Senior(3),(4),(5)	(NR, NR)	03/31/26	1.000	21,584

					411,927

Media Content (0.6%)

600	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/26 @ 101.94)(1)	(BB, Ba3)	09/01/31	3.875	483,245

882	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.75)(1)	(BB, Ba3)	07/01/29	5.500	821,531

					1,304,776

Metals & Mining - Excluding Steel (3.2%)

375	Canpack SA/Canpack U.S. LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 101.94)(1)	(BB-, NR)	11/15/29	3.875	329,023

1,800	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 103.25)(1)	(B, B1)	02/15/30	6.500	1,706,364

600	First Quantum Minerals Ltd., Rule 144A, Secured Notes (Callable 03/01/26 @ 104.69)(1)	(B, NR)	03/01/29	9.375	621,999

600	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 101.16)(1)	(BB-, B2)	03/01/28	4.625	559,326

1,200	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 102.25)(1)	(BB-, B2)	06/01/31	4.500	1,052,109

182	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.38)(1)	(BB, Ba3)	01/30/30	4.750	166,695

1,992	SunCoke Energy, Inc., Rule 144A, Senior Secured Notes (Callable 06/30/24 @ 102.44)(1)	(BB, B1)	06/30/29	4.875	1,771,175

900	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 11/01/26 @ 104.13)(1)	(B-, B3)	05/01/30	8.250	915,081

					7,121,772

Non - Electric Utilities (1.1%)

471	Suburban Propane Partners LP/Suburban Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.50)(1)	(BB-, B1)	06/01/31	5.000	418,814

900	Sunoco LP, Rule 144A, Senior Unsecured Notes (Callable 05/01/27 @ 103.63)(1)	(BB, Ba3)	05/01/32	7.250	918,194

1,100	Sunoco LP/Sunoco Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 09/15/25 @ 103.50)(1)	(BB, Ba3)	09/15/28	7.000	1,116,818

					2,453,826

Packaging (4.3%)

690	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 05/30/24 @ 101.50)(1),(3)	(CCC+, Caa1)	09/01/29	3.000	595,059

600	Ball Corp., Global Company Guaranteed Notes (Callable 11/15/24 @ 103.44)	(BB+, Ba1)	03/15/28	6.875	610,218

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Packaging (continued)

$622	Chart Industries, Inc., Rule 144A, Senior Secured Notes (Callable 01/01/26 @ 103.75)(1)	(BB-, Ba3)	01/01/30	7.500	$637,559

600	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, Rule 144A, Senior Secured Notes (Callable 05/31/24 @ 101.50)(1)	(B-, B3)	09/15/28	6.000	573,395

2,550	Mauser Packaging Solutions Holding Co., Rule 144A, Senior Secured Notes (Callable 02/15/25 @ 103.94)(1)	(B, B2)	04/15/27	7.875	2,601,000

418	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(1)	(B+, B2)	05/15/31	7.250	418,468

1,500	Trident TPI Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/25 @ 106.38)(1)	(CCC+, Caa2)	12/31/28	12.750	1,625,669

2,760	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 102.06)(1)	(BB-, Ba3)	04/15/29	4.125	2,480,434

					9,541,802

Personal & Household Products (1.2%)

2,400	MajorDrive Holdings IV LLC, Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.19)(1)	(CCC+, Caa2)	06/01/29	6.375	2,254,276

462	Verde Purchaser LLC, Rule 144A, Senior Secured Notes (Callable 11/30/26 @ 105.25)(1)	(B+, B2)	11/30/30	10.500	487,285

					2,741,561

Pharmaceuticals (0.2%)

1,064	Emergent BioSolutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 101.94)(1)	(CCC, Caa3)	08/15/28	3.875	542,697

Rail (0.4%)

950	Genesee & Wyoming, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/27 @ 103.13)(1)	(BB, Ba3)	04/15/32	6.250	946,917

Real Estate Investment Trusts (1.3%)

1,761	Global Net Lease, Inc./Global Net Lease Operating Partnership LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)(1)	(BB+, WR)	12/15/27	3.750	1,504,018

1,450	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/26 @ 100.00)(1)	(BB-, Ba3)	01/15/27	4.375	1,344,807

					2,848,825

Recreation & Travel (3.9%)

1,800	Boyne USA, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/24 @ 102.38)(1)	(B, B1)	05/15/29	4.750	1,639,560

747	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.63)(1)	(B, B2)	08/15/29	5.250	693,438

450	SeaWorld Parks & Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 05/02/24 @ 100.00)(1)	(BB, WR)	05/01/25	8.750	450,000

2,538	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(1)	(B-, B3)	05/15/31	7.250	2,534,756

1,935	Speedway Motorsports LLC/Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/24 @ 101.22)(1)	(BB, B2)	11/01/27	4.875	1,823,748

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Recreation & Travel (continued)

$1,500	Vail Resorts, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/27 @ 103.25)(1)	(BB, Ba3)	05/15/32	6.500	$1,504,522

					8,646,024

Software - Services (5.1%)

1,570	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 07/15/24 @ 102.06)(1)	(BB-, B1)	07/15/29	4.125	1,399,726

1,775	Newfold Digital Holdings Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/24 @ 103.00)(1)	(CCC+, Caa2)	02/15/29	6.000	1,332,653

945	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 101.94)(1)	(BB-, Ba3)	12/01/29	3.875	828,054

1,200	Open Text Corp., Rule 144A, Senior Secured Notes (Callable 11/01/27 @ 100.00)(1)	(BBB-, Ba1)	12/01/27	6.900	1,226,404

1,250	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/26 @ 102.06)(1)	(BB-, Ba3)	12/01/31	4.125	1,072,430

746	Presidio Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 102.06)(1)	(CCC+, Caa1)	02/01/28	8.250	755,065

1,200	UKG, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/27 @ 103.44)(1)	(B-, B2)	02/01/31	6.875	1,205,338

2,140	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 05/31/24 @ 103.56)(1)	(CCC+, Caa1)	12/15/28	7.125	1,930,280

1,014	VT Topco, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/26 @ 104.25)(1)	(B, B2)	08/15/30	8.500	1,051,405

600	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 05/13/24 @ 101.94)(1)	(B+, B1)	02/01/29	3.875	528,239

					11,329,594

Specialty Retail (4.3%)

1,050	Amer Sports Co., Rule 144A, Senior Secured Notes (Callable 02/16/27 @ 103.38)(1)	(BB, B1)	02/16/31	6.750	1,033,434

61	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 05/13/24 @ 101.25)	(BB, B1)	03/01/28	4.500	57,286

733	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/25 @ 102.38)	(BB, B1)	03/01/30	4.750	665,187

300	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 102.31)(1)	(BB, B1)	11/15/29	4.625	271,960

300	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.50)(1)	(BB, B1)	02/15/32	5.000	268,028

2,800	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 05/13/24 @ 100.00)(1)	(NR, Caa3)	05/01/25	7.500	1,780,407

77	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 05/13/24 @ 100.00)(1),(4),(5)	(NR, Caa3)	05/01/25	7.500	48,239

102	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC(4),(5)	(NR, NR)	05/01/25	0.000	57,284

900	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 102.00)(1)	(BB+, Ba2)	08/15/28	4.000	819,916

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Specialty Retail (continued)

$900	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 05/31/24 @ 102.44)(1)	(B+, B2)	05/01/29	4.875	$822,960

1,200	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 08/01/26 @ 104.13)(1)	(B+, B2)	08/01/31	8.250	1,247,876

800	Murphy Oil USA, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)(1)	(BB+, Ba2)	02/15/31	3.750	687,662

1,725	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.44)(1)	(BB-, B1)	11/15/31	4.875	1,506,764

390	Wand NewCo 3, Inc., Rule 144A, Senior Secured Notes (Callable 01/30/27 @ 103.81)(1)	(B, B3)	01/30/32	7.625	397,629

					9,664,632

Support - Services (9.7%)

1,821	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 05/31/24 @ 102.44)(1)	(CCC+, Caa2)	07/15/27	9.750	1,815,532

1,350	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.00)(1),(2)	(CCC+, Caa2)	06/01/29	6.000	1,147,953

3,000	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/31/24 @ 102.25)(1)	(B-, B2)	05/01/28	4.500	2,598,862

3,365	GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 05/31/24 @ 101.78)(1)	(B, B2)	07/31/26	7.125	3,346,856

2,035	H&E Equipment Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 101.94)(1)	(BB-, B1)	12/15/28	3.875	1,801,136

2,695	TMS International Corp., Rule 144A, Senior Unsecured Notes (Callable 05/13/24 @ 103.13)(1)	(B, Caa1)	04/15/29	6.250	2,486,389

1,650	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 101.78)(1)	(BB, Ba3)	06/15/25	7.125	1,652,690

750	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 103.63)(1)	(BB, Ba3)	06/15/28	7.250	762,524

1,821	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 05/31/24 @ 103.44)(1)	(CCC+, Caa1)	10/15/28	6.875	1,761,669

865	Williams Scotsman, Inc., Rule 144A, Senior Secured Notes (Callable 05/31/24 @ 102.31)(1)	(BB-, B2)	08/15/28	4.625	799,439

300	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 103.56)(1)	(BB-, Ba3)	06/01/31	7.125	301,772

600	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/27 @ 103.56)(1)	(BB-, Ba3)	02/01/32	7.125	605,001

1,555	XPO, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/25 @ 103.13)(1)	(BBB-, Ba1)	06/01/28	6.250	1,552,015

1,350	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/25 @ 102.50)(1)	(B+, B2)	01/15/30	5.000	1,187,683

					21,819,521

Tech Hardware & Equipment (1.7%)

2,250	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 05/13/24 @ 100.00)(1)	(CCC-, Ca)	06/15/25	6.000	1,780,313

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Tech Hardware & Equipment (continued)

$510	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 05/13/24 @ 100.83)(1)	(CCC-, Ca)	03/15/27	5.000	$174,690

2,100	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 05/31/24 @ 102.38)(1)	(BB-, B1)	05/15/29	4.750	1,934,342

					3,889,345

Telecom - Wireline Integrated & Services (3.1%)

2,785	Altice France SA, Rule 144A, Senior Secured Notes (Callable 05/31/24 @ 102.56)(1)	(CCC+, Caa1)	01/15/29	5.125	1,820,798

300	Altice France SA, Rule 144A, Senior Secured Notes (Callable 05/31/24 @ 102.56)(1)	(CCC+, Caa1)	07/15/29	5.125	196,283

300	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/15/24 @ 102.75)(1)	(CCC+, Caa1)	10/15/29	5.500	196,731

1,800	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 05/31/24 @ 101.69)(1)	(B+, B2)	10/15/27	6.750	1,672,240

300	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.56)(1)	(B+, B2)	07/15/29	5.125	250,456

600	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 03/22/26 @ 102.13)(1)	(B-, Caa2)	04/01/30	4.500	350,620

900	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 03/22/25 @ 101.81)(1)	(B-, Caa2)	10/15/30	3.875	499,334

1,000	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/10/24 @ 100.63)(1),(6)	(B+, Ba3)	04/15/27	5.000	1,233,403

300	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/15/25 @ 102.25)(1)	(B+, Ba3)	08/15/30	4.500	253,511

600	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 01/31/26 @ 102.13)(1)	(B+, Ba3)	01/31/31	4.250	492,500

					6,965,876

Theaters & Entertainment (1.2%)

2,200	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 100.00)(1)	(B+, B1)	11/01/24	4.875	2,184,954

500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 102.38)(1)	(B+, B1)	10/15/27	4.750	471,678

					2,656,632

Trucking & Delivery (1.0%)

2,100	RXO, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 103.75)(1)	(BB+, Baa3)	11/15/27	7.500	2,132,532

TOTAL CORPORATE BONDS (Cost $229,551,612)					221,200,259

BANK LOANS (23.0%)

Aerospace & Defense (1.2%)

1,500	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 8.750%(5),(7)	(NR, NR)	01/31/28	14.180	1,513,125

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)

Aerospace & Defense (continued)

$393	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 4.000%(7)	(B, B2)	02/15/29	9.315	$394,391

710	Peraton Corp., 3 mo. USD Term SOFR + 7.750%(7)	(NR, NR)	02/01/29	13.176	715,592

					2,623,108

Auto Parts & Equipment (0.6%)

314	First Brands Group LLC(8)	(B+, B1)	03/30/27	0.000	300,821

697	First Brands Group LLC, 3 mo. USD Term SOFR + 5.000%(7)	(B+, B1)	03/30/27	10.591	669,841

499	Jason Group, Inc., 3 mo. USD Term SOFR + 6.000%, 0.000% PIK(7)	(NR, WR)	08/28/25	11.591	453,242

					1,423,904

Building Materials (0.3%)

792	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 5.625%(7)	(B, B2)	08/01/28	10.946	804,144

Chemicals (0.7%)

517	Ascend Performance Materials Operations LLC, 3 mo. USD Term SOFR + 4.750%(7)	(B, B1)	08/27/26	10.074	508,880

1,088	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 4.750%(7)	(CCC, Caa1)	10/15/25	10.178	821,086

235	SK Neptune Husky Finance SARL(5),(9),(10)	(NR, WR)	04/30/24	0.000	205,994

1,085	SK Neptune Husky Group SARL(9),(10)	(D, C)	01/03/29	0.000	20,579

					1,556,539

Diversified Capital Goods (1.1%)

1,236	Dynacast International LLC, 3 mo. USD Term SOFR + 9.000%(7)	(CCC-, Caa2)	10/22/25	14.443	920,719

1,481	Electrical Components International, Inc., U.S. (Fed) Prime Rate + 7.500%(5),(7)	(B-, B2)	06/26/25	16.000	1,463,986

					2,384,705

Electronics (1.1%)

2,362	Idemia Group, 3 mo. USD Term SOFR + 4.250%(7)	(B, B2)	09/30/28	9.559	2,372,632

Energy - Exploration & Production (0.0%)

2,765	PES Holdings LLC, 3.000% PIK(5),(9),(11)	(NR, WR)	12/31/24	3.000	41,472

Food & Drug Retailers (0.3%)

1,500	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 7.250%(7)	(CCC-, Ca)	12/21/28	12.673	641,250

Gas Distribution (0.7%)

1,557	Traverse Midstream Partners LLC, 3 mo. USD Term SOFR + 3.500%(7)	(B+, B2)	02/16/28	8.830	1,563,878

Health Facility (0.2%)

443	Carestream Health, Inc., 3 mo. USD Term SOFR + 7.500%(7)	(B-, Caa1)	09/30/27	12.909	401,990

Health Services (1.7%)

1,230	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 6.750%(5),(7)	(D, Ca)	12/17/29	12.180	864,075

1,003	Radiology Partners, Inc., 3 mo. USD Term SOFR + 3.500%, 3 mo. USD Term SOFR + 5.000%(7)	(B-, B3)	01/31/29	8.812 - 10.587	965,209

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Health Services (continued)

$1,160	U.S. Radiology Specialists, Inc., 3 mo. USD Term SOFR + 5.250%(7)	(B-, B3)	12/15/27	10.702	$1,164,034

111	Western Dental Services, Inc. (2021 Delayed Draw Term Loan), 3 mo. USD Term SOFR + 4.500%(7)	(CCC, Caa1)	08/18/28	10.105	69,622

1,086	Western Dental Services, Inc. (2021 Term Loan B), 3 mo. USD Term SOFR + 4.500%(7)	(CCC, Caa1)	08/18/28	10.105	681,080

					3,744,020

Hotels (0.6%)

1,341	Aimbridge Acquisition Co., Inc., 1 mo. USD Term SOFR + 4.750%(7)	(CCC+, B3)	02/02/26	10.180	1,313,907

Life Insurance (0.1%)

211	Truist Insurance Holdings LLC(8)	(CCC+, Caa2)	03/08/32	0.000	213,451

Machinery (1.1%)

2,123	LTI Holdings, Inc., 1 mo. USD Term SOFR + 6.750%(7),(12)	(CCC+, Caa2)	09/06/26	12.180	1,994,034

573	LTI Holdings, Inc., 1 mo. USD Term SOFR + 3.500%(7)	(B-, B2)	09/06/25	8.930	567,805

					2,561,839

Media - Diversified (0.1%)

314	Technicolor Creative Studios, 3 mo. EUR EURIBOR + 5.000%(3),(4),(5),(7),(9)	(NR, NR)	06/05/30	8.795	0

823	Technicolor Creative Studios(3),(10)	(NR, NR)	08/06/33	0.000	4,621

53	Technicolor Creative Studios (2023 EUR PIK Incremental New Money Term Loan)(3),(4),(9),(10)	(NR, NR)	07/31/26	0.000	19,838

139	Technicolor Creative Studios (2023 EUR PIK New Money Tranche A2 Undrawn)(3),(5),(9),(10)	(NR, NR)	07/31/26	0.000	51,998

166	Technicolor Creative Studios (2023 EUR PIK New Money Tranche)(3),(5),(9),(10)	(NR, NR)	07/31/26	0.000	62,079

					138,536

Medical Products (1.0%)

1,350	Viant Medical Holdings, Inc., 1 mo. USD Term SOFR + 7.750%(7),(12)	(CCC, Caa3)	07/02/26	13.180	1,333,969

967	Viant Medical Holdings, Inc., 1 mo. USD Term SOFR + 6.250%(5),(7)	(B-, B3)	07/02/25	11.680	969,506

					2,303,475

Packaging (1.1%)

2,447	Proampac PG Borrower LLC, 1 mo. USD Term SOFR + 4.000%, 3 mo. USD Term SOFR + 4.000%(7)	(B-, B3)	09/15/28	9.321-9.329	2,466,167

Personal & Household Products (0.9%)

1,988	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(7)	(NR, NR)	06/29/28	12.924	1,744,795

217	Serta Simmons Bedding LLC(5),(8)	(NR, NR)	06/29/28	0.000	215,875

					1,960,670

Recreation & Travel (1.2%)

959	Bulldog Purchaser, Inc., 3 mo. USD Term SOFR + 7.750%(7)	(CCC-, Caa3)	09/04/26	13.193	870,293

1,793	Bulldog Purchaser, Inc., 3 mo. USD Term SOFR + 3.750%(7)	(B-, B3)	09/05/25	9.193	1,778,482

					2,648,775

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)

Restaurants (1.0%)

$2,234	IRB Holding Corp., 1 mo. USD Term SOFR + 2.750%(7)	(B+, B2)	12/15/27	8.166	$2,239,576

Software - Services (4.6%)

823	AQ Carver Buyer, Inc., 3 mo. USD Term SOFR + 5.500%(7)	(B, B2)	08/02/29	10.930	827,741

1,687	Aston FinCo SARL, 1 mo. USD Term SOFR + 4.250%(7)	(CCC+, B3)	10/09/26	9.680	1,518,529

1,118	Astra Acquisition Corp., 3 mo. USD Term SOFR + 5.250%(7)	(CCC+, Caa1)	10/25/28	10.821	660,406

526	Astra Acquisition Corp.(4),(5),(8)	(NR, NR)	02/25/28	0.000	515,084

900	CommerceHub, Inc., 3 mo. USD Term SOFR + 7.000%(7)	(CCC, Caa2)	12/29/28	12.476	791,721

296	DCert Buyer, Inc., 1 mo. USD Term SOFR + 4.000%(7)	(B-, B2)	10/16/26	9.316	295,691

748	Perforce Software, Inc., 1 mo. USD Term SOFR + 3.750%(7)	(B-, B2)	07/01/26	9.166	744,472

556	Polaris Newco LLC(6),(8)	(B-, B2)	06/02/28	0.000	656,830

1,026	Project Boost Purchaser LLC, 1 mo. USD Term SOFR + 3.500%(7)	(B-, B2)	06/01/26	8.930	1,029,575

513	Project Boost Purchaser LLC, 1 mo. USD Term SOFR + 3.500%, 3 mo. USD Term SOFR + 3.500%(7)	(B-, B2)	05/30/26	8.930 - 9.071	514,891

2,237	Quest Software U.S. Holdings, Inc., 3 mo. USD Term SOFR + 4.250%(7)	(CCC+, B3)	02/01/29	9.730	1,581,495

733	Redstone Holdco 2 LP, 1 mo. USD Term SOFR + 4.750%(7)	(B-, B3)	04/27/28	10.180	577,099

600	UKG, Inc.(8)	(B-, B2)	02/10/31	0.000	603,441

					10,316,975

Support - Services (1.1%)

600	LaserShip, Inc., 3 mo. USD Term SOFR + 7.500%(7)	(CCC-, Caa3)	05/07/29	13.071	502,500

1,184	LaserShip, Inc., 3 mo. USD Term SOFR + 4.500%(7)	(CCC+, B3)	05/07/28	10.071	1,113,018

281	LaserShip, Inc., 3 mo. USD Term SOFR + 7.000%(5),(7)	(NR, B3)	09/29/27	12.571	285,441

600	TruGreen Ltd. Partnership, 3 mo. USD Term SOFR + 8.500%(7)	(CCC, Caa3)	11/02/28	14.091	474,501

					2,375,460

Telecom - Wireline Integrated & Services (0.6%)

1,510	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750%(7)	(NR, B1)	08/01/29	11.064	1,404,586

Theaters & Entertainment (1.7%)

744	UFC Holdings LLC, 3 mo. USD Term SOFR + 2.750%(7)	(BB, Ba3)	04/29/26	8.336	746,182

3,115	William Morris Endeavor Entertainment LLC, 1 mo. USD Term SOFR + 2.750%(7)	(BB-, B3)	05/18/25	8.180	3,126,187

					3,872,369

TOTAL BANK LOANS (Cost $57,767,212)					51,373,428

ASSET BACKED SECURITIES (8.8%)

Collateralized Debt Obligations (8.8%)

1,000	Anchorage Capital CLO 15 Ltd., 2020-15A, Rule 144A, 3 mo. USD Term SOFR + 7.662%(1),(7)	(NR, Ba3)	07/20/34	12.986	990,199

1,500	Anchorage Capital CLO 25 Ltd., 2022-25A, Rule 144A, 3 mo. USD Term SOFR + 7.170%(1),(7)	(NR, Ba3)	04/20/35	12.495	1,508,248

1,170	Anchorage Capital Europe CLO 6 DAC, Rule 144A, 3 mo. EUR EURIBOR + 5.000%(1),(3),(7)	(BBB-, NR)	01/22/38	8.897	1,276,470

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED SECURITIES (continued)

Collateralized Debt Obligations (continued)

$1,250	Anchorage Credit Funding 4 Ltd., 2016-4A, Rule 144A(1)	(NR, Ba3)	04/27/39	6.659	$1,040,188

1,250	Battalion CLO 18 Ltd., 2020-18A, Rule 144A, 3 mo. USD Term SOFR + 6.972%(1),(7)	(BB-, NR)	10/15/36	12.300	1,113,484

1,250	Benefit Street Partners CLO X Ltd., 2016-10A, Rule 144A, 3 mo. USD Term SOFR + 7.012%(1),(7)	(BB-, NR)	04/20/34	12.336	1,254,902

1,500	Cedar Funding VI CLO Ltd., 2016-6A, Rule 144A, 3 mo. USD Term SOFR + 6.982%(1),(7)	(BB-, NR)	04/20/34	12.306	1,480,442

750	Generate CLO 5 Ltd., Rule 144A, 3 mo. USD Term SOFR + 6.272%(1),(7)	(NR, Ba3)	10/22/31	11.596	750,038

1,500	KKR CLO 14 Ltd., Rule 144A, 3 mo. USD Term SOFR + 6.412%(1),(7)	(NR, B1)	07/15/31	11.740	1,507,689

1,500	KKR CLO 16 Ltd., Rule 144A, 3 mo. USD Term SOFR + 7.372%(1),(7)	(BB-, NR)	10/20/34	12.696	1,503,014

1,200	KKR CLO 45A Ltd., Rule 144A, 3 mo. USD Term SOFR + 7.300%(1),(7)	(NR, NR)	04/15/35	12.603	1,199,479

1,500	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD Term SOFR + 6.012%(1),(7)	(NR, Ba1)	01/22/35	11.336	1,457,498

600	MP CLO III Ltd., 2013-1A, Rule 144A, 3 mo. USD Term SOFR + 3.312%(1),(7)	(NR, Ba1)	10/20/30	8.636	590,585

1,000	Oaktree CLO Ltd., 2019-4A, Rule 144A, 3 mo. USD Term SOFR + 7.492%(1),(7)	(BB-, NR)	10/20/32	12.816	1,008,247

1,500	Palmer Square Credit Funding Ltd., 2019-1A, Rule 144A(1)	(NR, Aa2)	04/20/37	5.459	1,358,040

1,000	Venture 41 CLO Ltd., 2021-41A, Rule 144A, 3 mo. USD Term SOFR + 7.972%(1),(7)	(BB-, NR)	01/20/34	13.296	963,023

600	Vibrant CLO VII Ltd., 2017-7A, Rule 144A, 3 mo. USD Term SOFR + 3.862%(1),(7)	(NR, Baa3)	09/15/30	9.186	595,350

TOTAL ASSET BACKED SECURITIES (Cost $19,809,636)					19,596,896

Shares

COMMON STOCKS (0.6%)

Auto Parts & Equipment (0.2%)

56,742	Jason, Inc.(10)				510,679

Chemicals (0.3%)

89,998	Proppants Holdings LLC(4),(5),(10),(12)				1,800

15,074	Utex Industries(10)				703,458

					705,258

Energy - Exploration & Production (0.0%)

111,570	PES Energy, Class A(4),(5),(10),(12)				1,116

Packaging (0.0%)

1,000	SMI Topco LLC(10)				9,500

Personal & Household Products (0.1%)

32,039	Dream Well, Inc.(10)				200,244

32,039	Serta Simmons Bedding Equipment Co.(4),(5),(10)				0

					200,244

Pharmaceuticals (0.0%)

68,836	Akorn, Inc.(10)				3,442

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2024 (unaudited)

Shares		Value

COMMON STOCKS (continued)
Private Placement (0.0%)

$53,609	Technicolor Creative Studios SA(5),(10),(14)	$573

Specialty Retail (0.0%)

105	Eagle Investments Holding Co. LLC, Class B(4),(5),(10)	1

Support - Services (0.0%)

2,100	LTR Holdings, Inc.(4),(5),(10),(12)	3,111

TOTAL COMMON STOCKS (Cost $5,711,335)		1,433,924

WARRANT (0.0%)

Chemicals (0.0%)

22,499	Project Investor Holdings LLC, expires 02/20/2022(4),(5),(10),(12) (Cost $11,699)	0

SHORT-TERM INVESTMENTS (7.2%)

10,730,393	State Street Institutional U.S. Government Money Market Fund—Premier Class, 5.26%	10,730,393

5,441,925	State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(13)	5,441,925

TOTAL SHORT-TERM INVESTMENTS (Cost $16,172,318)		16,172,318

TOTAL INVESTMENTS AT VALUE (138.4%) (Cost $329,023,812)		309,776,825

LIABILITIES IN EXCESS OF OTHER ASSETS (-38.4%)		(85,884,470)

NET ASSETS (100.0%)		$223,892,355

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, these securities amounted to a value of $236,556,390 or 105.7% of net assets.

(2)	Security or portion thereof is out on loan (See Note 2-K).

(3)	This security is denominated in Euro.

(4)

Not readily marketable security; security is valued at fair value as determined in good faith by Credit Suisse Asset Management, LLC as the Fund’s valuation designee under the oversight of the Board of Trustees (See Note 2-A).

(5)	Security is valued using significant unobservable inputs.

(6)	This security is denominated in British Pound.

(7)	Variable rate obligation - The interest rate shown is the rate in effect as of April 30, 2024. The rate may be subject to a cap and floor.

(8)

The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of April 30, 2024.

(9)	Bond is currently in default.

(10)	Non-income producing security.

(11)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(12)	Illiquid security.

(13)	Represents security purchased with cash collateral received for securities on loan.

(14)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC—Credit Suisse High Yield Bond Fund Segregated Portfolio, an affiliated entity.

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2024 (unaudited)

INVESTMENT ABBREVIATIONS

1 mo. = 1 month

3 mo. = 3 month

EURIBOR = Euro Interbank Offered Rate

NR = Not Rated

SARL = société à responsabilité limitée

SOFR = Secured Overnight Financing Rate

WR = Withdrawn Rating

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Appreciation
GBP	42,460	USD	52,183	10/07/24	Morgan Stanley	$52,183	$53,224	$1,041
USD	1,451,752	EUR	1,324,725	10/07/24	Deutsche Bank AG	(1,451,752)	(1,426,634)	25,118
USD	58,915	GBP	46,990	10/07/24	Barclays Bank PLC	(58,915)	(58,902)	13
USD	718,750	GBP	571,323	10/07/24	Morgan Stanley	(718,750)	(716,155)	2,595

Total Unrealized Appreciation								$28,767

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Depreciation
EUR	552,139	USD	605,660	10/07/24	Deutsche Bank AG	$605,660	$594,614	$(11,046)
USD	2,344,198	EUR	2,186,888	10/07/24	Morgan Stanley	(2,344,198)	(2,355,120)	(10,922)
USD	1,175,525	GBP	964,520	10/07/24	Deutsche Bank AG	(1,175,525)	(1,209,030)	(33,505)

Total Unrealized Depreciation								$(55,473)

Total Net Unrealized Appreciation/(Depreciation)								$(26,706)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statement of Assets and Liabilities

April 30, 2024 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $5,441,925 (Cost $329,023,812) (Note 2)	$309,776,825	[1]
Cash	288,263
Foreign currency at value (Cost $87,129)	87,314
Cash segregated at brokers for forwards contracts	50,000
Interest receivable	5,152,220
Receivable for investments sold	1,020,936
Unrealized appreciation on forward foreign currency contracts (Note 2)	28,767
Prepaid expenses and other assets	23,758

Total assets	316,428,083

Liabilities
Investment advisory fee payable (Note 3)	415,424
Administrative services fee payable (Note 3)	23,201
Loan payable (Note 4)	80,000,000
Payable for investments purchased	6,222,147
Payable upon return of securities loaned (Note 2)	5,441,925
Interest payable (Note 4)	278,340
Unrealized depreciation on forward foreign currency contracts (Note 2)	55,473
Trustees’ fee payable	28,479
Accrued expenses	70,739

Total liabilities	92,535,728

Net Assets
Applicable to 103,513,735 shares outstanding	$223,892,355

Net Assets
Capital stock, $.001 par value (Note 6)	103,514
Paid-in capital (Note 6)	291,624,254
Total distributable earnings (loss)	(67,835,413)

Net assets	$223,892,355

Net Asset Value Per Share	$2.16

Market Price Per Share	$2.00

[1]	Includes $5,318,147 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statement of Operations

For the Six Months Ended April 30, 2024 (unaudited)

Investment Income
Interest	$13,292,442
Other Income	6,993
Dividends	3,328
Securities lending (net of rebates)	57,365

Total investment income	13,360,128

Expenses
Investment advisory fees (Note 3)	1,441,284
Administrative services fees (Note 3)	37,236
Interest expense (Note 4)	2,539,055
Trustees’ fees	72,410
Commitment fees (Note 4)	66,165
Legal fees	48,122
Custodian fees	43,543
Printing fees	42,094
Audit and tax fees	21,845
Stock exchange listing fees	16,517
Transfer agent fees	11,896
Insurance expense	3,383
Miscellaneous expense	4,423

Total expenses	4,347,973
Less: fees waived and expenses reimbursed (Note 3)	(211,338)

Net expenses	4,136,635

Net investment income	9,223,493

Net Realized and Unrealized Gain (Loss) from Investments, Foreign Currency and Forward Foreign Currency Contracts
Net realized loss from investments	(2,286,056)
Net realized loss from foreign currency transactions	(12,266)
Net realized gain from forward foreign currency contracts	12,707
Net change in unrealized appreciation (depreciation) from investments	16,433,131
Net change in unrealized appreciation (depreciation) from foreign currency translations	456
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	(19,831)

Net realized and unrealized gain from investments, foreign currency transactions and forward foreign currency contracts	14,128,141

Net increase in net assets resulting from operations	$23,351,634

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023
From Operations
Net investment income	$9,223,493	$17,868,367
Net realized loss from investments, foreign currency transactions and forward foreign currency contracts	(2,285,615)	(17,368,318)
Net change in unrealized appreciation (depreciation) from investments, foreign currency translations and forward foreign currency contracts	16,413,756	22,085,544

Net increase in net assets resulting from operations	23,351,634	22,585,593

From Distributions
From distributable earnings	(9,626,777)	(17,657,718)
Return of capital	—	(1,595,837)

Net decrease in net assets resulting from distributions	(9,626,777)	(19,253,555)

From Capital Share Transactions (Note 6)
Net increase in net assets	13,724,857	3,332,038
Net Assets
Beginning of period	210,167,498	206,835,460

End of period	$223,892,355	$210,167,498

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statement of Cash Flows

For the Six Months Ended April 30, 2024 (unaudited)

Reconciliation of Net Increase in Net Assets from Operations to Net Cash Provided by Operating Activities
Net increase in net assets resulting from operations		$23,351,634

Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash Provided by Operating Activities
Increase in interest receivable	$(161,425)
Decrease in accrued expenses	(38,524)
Decrease in payable upon return of securities loaned	(5,842,900)
Decrease in interest payable	(545,639)
Decrease in commitment fees payable	(3,917)
Increase in prepaid expenses and other assets	(13,829)
Increase in investment advisory fee payable	212,481
Net amortization of a premium or accretion of a discount on investments	(1,281,039)
Decrease in cash segregated at brokers	550,000
Purchases of long-term securities, net of change in payable for investments purchased	(77,649,306)
Sales of long-term securities, net of change in receivable for investments sold	78,549,899
Net proceeds from sales (purchases) of short-term securities	6,777,098
Net change in unrealized (appreciation) depreciation from investments and forward foreign currency contracts	(16,413,300)
Net realized loss from investments	2,286,056
Total adjustments		(13,574,345)

Net cash provided by operating activities[1]		$9,777,289

Cash Flows From Financing Activities
Cash distributions paid	(9,626,777)

Net cash used in financing activities		(9,626,777)

Net increase in cash		150,512
Cash — beginning of period		225,065

Cash — end of period		$375,577

[1]	Included in net cash provided by operating activities is cash of $3,084,694 paid for interest on borrowings.

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Financial Highlights

	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31,
		2023	2022	2021	2020	2019
Per share operating performance
Net asset value, beginning of period	$2.03	$2.00	$2.55	$2.39	$2.54	$2.57

INVESTMENT OPERATIONS
Net investment income[1]	0.09	0.17	0.16	0.17	0.19	0.20
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	0.13	0.05	(0.52)	0.18	(0.14)	(0.00)[2]

Total from investment activities	0.22	0.22	(0.36)	0.35	0.05	0.20

LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.09)	(0.17)	(0.17)	(0.17)	(0.19)	(0.19)
Return of capital	—	(0.02)	(0.02)	(0.02)	(0.01)	(0.04)

Total dividends and distributions	(0.09)	(0.19)	(0.19)	(0.19)	(0.20)	(0.23)

Net asset value, end of period	$2.16	$2.03	$2.00	$2.55	$2.39	$2.54

Per share market value, end of period	$2.00	$1.81	$1.78	$2.50	$2.07	$2.53

TOTAL INVESTMENT RETURN[3]
Net asset value	11.51%	12.02%	(14.19)%	15.33%	3.43%	8.54%
Market value	15.80%	12.23%	(22.10)%	30.55%	(10.07)%	18.23%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$223,892	$210,167	$206,835	$263,514	$247,017	$262,568
Ratio of net expenses to average net assets	3.73%[4]	3.80%	2.20%	1.58%	2.00%	2.70%
Ratio of net expenses to average net assets excluding interest expense	1.44%[4]	1.44%	1.43%	1.29%	1.37%	1.37%
Ratio of net investment income to average net assets	8.31%[4]	8.34%	7.04%	6.49%	8.10%	7.60%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.19%[4]	0.20%	0.18%	0.16%	0.18%	0.16%
Average debt per share	$0.77	$0.85	$0.93	$0.80	$0.93	$1.06
Asset Coverage per $1,000 of Indebtedness	$3,799	$3,627	$3,260	$4,214	$3,847	$3,854
Portfolio turnover rate[5]	27%	37%	46%	49%	33%	32%

[1]	Per share information is calculated using the average shares outstanding method.
[2]	This amount represents less than $0.01 or $(0.01) per share.
[3]

Total investment return at net asset value is based on the change in the net asset value of Fund shares and assumes reinvestment of distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Total investment return at market value is based on the change in the market price at which the Fund’s shares traded on the stock exchange during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on NAV and market price. Total returns for periods less than one year are not annualized.

[4]	Annualized.
[5]

Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements

April 30, 2024 (unaudited)

Note 1. Organization

Credit Suisse High Yield Bond Fund (the “Fund”) is a business trust organized under the laws of the State of Delaware on April 30, 1998. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s principal investment objective is to seek high current income. The Fund also will seek capital appreciation as a secondary objective, to the extent consistent with its objective of seeking high current income.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC (“Credit Suisse” or the “Adviser”), the investment adviser to the Fund during the six months ended April 30, 2024, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value (“NAV”) of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$220,958,038	$242,221	$221,200,259
Bank Loans	—	45,184,793	6,188,635	51,373,428
Asset Backed Securities	—	19,596,896	—	19,596,896
Common Stocks	—	1,427,323	6,601	1,433,924
Warrants	—	—	0	0
Short-term Investments	16,172,318	—	—	16,172,318

	$16,172,318	$287,167,050	$6,437,457	$309,776,825

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$28,767	$—	$28,767

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$55,473	$—	$55,473

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following is a reconciliation of investments as of April 30, 2024 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants	Total
Balance as of October 31, 2023	$120,999	$6,628,462	$620,769	$0	$7,370,230
Accrued discounts (premiums)	—	76,978	—	—	76,978
Purchases	137,063	935,385	—	—	1,072,448
Sales	(10,000)	(2,352,963)	(135)	—	(2,363,098)
Realized gain (loss)	10,000	70,007	(17,415)	—	62,592
Change in unrealized appreciation (depreciation)	(15,841)	(272,940)	(86,512)	—	(375,293)
Transfers into Level 3	—	2,532,750	573	—	2,533,323
Transfers out of Level 3	—	(1,429,044)	(510,679)	—	(1,939,723)

Balance as of April 30, 2024	$242,221	$6,188,635	$6,601	$0	$6,437,457

Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2024	$(840)	$96,454	$—	$—	$95,614

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At April 30, 2024	Valuation Technique	Unobservable Input	Price Range (Weighted Average)*
Corporate Bonds	$105,523	Income Approach	Expected Remaining Distribution	$0.56 – $0.63 ($0.59)
	136,698	Recent Transactions	Trade Price	1.07 (1.07)
Bank Loans	114,077	Income Approach	Expected Remaining Distribution	0.00 – 0.37 (0.37)
	515,084	Recent Transactions	Trade Price	0.98 (0.98)
	5,559,474	Vendor pricing	Single Broker Quote	0.01 – 1.01 (0.94)
Common Stocks	6,601	Income Approach	Expected Remaining Distribution	0.01 – 1.48 (0.71)
	0	Recent Transactions	Trade Price	0.00 (N/A)
Warrants	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)

*	Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the six months ended April 30, 2024, $2,533,323 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $1,939,723 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance and cash flows.

The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2024 and the effect of these derivatives on the Statement of Operations for the six months ended April 30, 2024.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate Forward contracts	$28,767	$55,473	$12,707	$(19,831)

For the six months ended April 30, 2024, the Fund held an average monthly value on a net basis of $5,278,516 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”) with certain counterparties that govern over-the-counter derivative (including total return, credit default and interest rate swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund’s derivative assets, net of related collateral held by the Fund, at April 30, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Barclays Bank PLC	$13	$—	$—	$—	$13
Deutsche Bank AG	25,118	(25,118)	—	—	—
Morgan Stanley	3,636	(3,636)	—	—	—

	$28,767	$(28,754)	$—	$—	$13

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following table presents by counterparty the Fund’s derivative liabilities, net of related collateral pledged by the Fund, at April 30, 2024:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Deutsche Bank AG	$44,551	$(25,118)	$—	$—	$19,433
Morgan Stanley	10,922	(3,636)	—	—	7,286

	$55,473	$(28,754)	$—	$—	$26,719

(a)	Forward foreign currency contracts are included.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into U.S. dollar amounts on the date of those transactions.

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund declares and pays dividends on a monthly basis and records them on ex-dividend date. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

The Fund’s dividend policy is to distribute substantially all of its net investment income to its shareholders on a monthly basis. However, in order to provide shareholders with a more consistent yield to the current trading

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

price of shares of common stock of the Fund, the Fund may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month.

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund’s intention to continue to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships (“Qualifying Income”).

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) CASH — The Fund’s uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company (“SSB”), the Fund’s custodian.

H) CASH FLOW INFORMATION — Cash, as used in the Statement of Cash Flows, is the amount reported in the Statement of Assets and Liabilities, including domestic and foreign currencies. The Fund invests in securities and distributes dividends from net investment income and net realized gains, if any (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities and accretion or amortization income/expense recognized on investment securities.

I) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract (“forward currency contract”) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally,

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund’s open forward currency contracts at April 30, 2024 are disclosed in the Schedule of Investments. At April 30, 2024, the amount of restricted cash held at brokers related to open forward foreign currency contracts was $50,000.

J) UNFUNDED LOAN COMMITMENTS — The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded and unfunded portions of credit agreements are presented in the Schedule of Investments. As of April 30, 2024, the Fund had no unfunded commitments.

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

K) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund’s securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

SSB has been engaged by the Fund to act as the Fund’s securities lending agent. As of April 30, 2024, the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market Value of Loaned Securities	Market Value of Cash Collateral	Total Collateral
$5,318,147	$5,441,925	$5,441,925

The following table presents financial instruments that are subject to enforceable netting arrangements as of April 30, 2024.

Gross Amounts Not Offset in the Statement of Assets and Liabilities

Gross Asset Amounts Presented in the Statement of Assets and Liabilities(a)	Collateral Received(b)	Net Amount
$5,318,147	$(5,318,147)	$—

(a)	Represents market value of loaned securities at period end.
(b)	The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.

The Fund’s securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. For the six months ended April 30, 2024, total earnings received in connection with securities lending arrangements was $199,136, of which $122,625 was rebated to borrowers (brokers). The Fund retained $57,365 in income, and SSB, as lending agent, was paid $19,146.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

L) OTHER — Lower-rated debt securities (commonly known as “junk bonds”) possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

The United Kingdom’s Financial Conduct Authority (the “FCA”), which regulates LIBOR, has ceased publishing all LIBOR settings. In April 2023, however, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate, or “SOFR,” is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the purchase agreement (“repo”) market and has been used increasingly on a voluntary basis in new instruments and transactions. On March 15, 2022, the Adjustable Interest Rate Act was signed into law, providing a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on SOFR for certain contracts that reference LIBOR without adequate fallback provisions. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act by identifying benchmark rates based on SOFR that replaced LIBOR in different categories of financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.

In the normal course of business, the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund’s Statement of Assets and Liabilities.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund’s NAV.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse served as investment adviser for the Fund during the six months ended April 30, 2024. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annualized rate of 1.00% of the first $250 million of the average weekly value of the Fund’s total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage) and 0.75% of the average weekly value of the Fund’s total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage) greater than $250 million. Effective January 1, 2011, Credit Suisse has agreed to waive 0.15% of the fees payable under the Advisory Agreement up to $200 million and 0.25% of the fees payable under the Advisory Agreement on the next

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2024 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

$50 million. For the six months ended April 30, 2024, investment advisory fees earned and voluntarily waived were $1,441,284 and $211,338, respectively. These fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

The Fund from time to time purchases or sells loan investments in the secondary market through Credit Suisse or its affiliates acting in the capacity as broker-dealer. Credit Suisse or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

Note 4. Line of Credit

The Fund has a line of credit provided by SSB primarily to leverage its investment portfolio (the “Agreement”). The Fund may borrow the lesser of: a) $120,000,000; b) an amount that is no greater than 33 1/3% of the Fund’s total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage); and c) the Borrowing Base as defined in the Agreement. Under the terms of the Agreement, the Fund pays a commitment fee on the unused amount. In addition, the Fund pays interest on borrowings at SOFR plus a spread. At April 30, 2024, the Fund had loans outstanding under the Agreement of $80,000,000. The Agreement was renewed on November 17, 2023 with a new termination date of November 15, 2024, and the maximum dollar amount was reduced to $120,000,000. For the six months ended April 30, 2024, the Fund had borrowings under the Agreement as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding	Interest Expense	Number of Days Outstanding
$80,000,000	6.278%	$80,000,000	$2,539,055	182

The use of leverage by the Fund creates an opportunity for increased net income and capital appreciation for the Fund, but, at the same time, creates special risks, and there can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The Fund intends to utilize leverage to provide the shareholders with a potentially higher return. Leverage creates risks for shareholders including the likelihood of greater volatility of NAV and market price of the Fund’s shares and the risk that fluctuations in interest rates on borrowings and short-term debt may affect the return to shareholders. To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, Credit Suisse in its best judgment nevertheless may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances. During periods in which the Fund is utilizing leverage, the management fee will be higher than if the Fund did not utilize a leveraged capital structure because the fee is calculated as a percentage of the managed assets including those purchased with leverage.

Certain types of borrowings by the Fund may result in the Fund being subject to covenants in credit agreements, including those relating to asset coverage and portfolio composition requirements. The securities held by the Fund are subject to a lien granted to the lender, to the extent of the borrowing outstanding and any additional expenses. The Fund’s lenders may establish guidelines for borrowing which may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. There is no guarantee that the Fund’s borrowing arrangements or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Fund. Expiration or termination of available financing for leveraged positions can result in adverse effects to the Fund’s access to liquidity and its ability to maintain leverage positions, and may cause the Fund to incur losses.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2024 (unaudited)

Note 4. Line of Credit (continued)

Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Fund. In addition, a decline in market value of the Fund’s assets may have particular adverse consequences in instances where the Fund has borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender requiring the Fund to sell assets at a time when it may not be in the Fund’s best interest to do so.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2024, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$77,874,507	$78,752,482	$0	$0

Note 6. Fund Shares

The Fund offers a Dividend Reinvestment Plan (the “Plan”) to its common stockholders. By participating in the Plan, dividends and distributions will be promptly paid to stockholders in additional shares of common stock of the Fund. The number of shares to be issued will be determined by dividing the total amount of the distribution payable by the greater of (i) the NAV of the Fund’s common stock on the payment date, or (ii) 95% of the market price per share of the Fund’s common stock on the payment date. If the NAV of the Fund’s common stock is greater than the market price (plus estimated brokerage commissions) on the payment date, Computershare Trust Company, N.A. (“Computershare”) (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such distribution to purchase shares of Fund common stock in the open market.

The Fund has one class of shares of beneficial interest, par value $0.001 per share; an unlimited number of shares are authorized. There were no transactions in shares of beneficial interest of the Fund for the fiscal year ended October 31, 2023 and for the six months ended April 30, 2024.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Subsequent Events

On May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced CSSU as the Fund’s underwriter and distributor.

Credit Suisse High Yield Bond Fund

Shareholder Meeting Results (unaudited)

On April 25, 2024, the Annual Meeting of Shareholders of the Credit Suisse High Yield Bond Fund (the “Fund”) was held and the following matter was voted upon:

(1) To elect two Trustees to the Board of Trustees of the Fund:

NAME OF TRUSTEE	“FOR”	WITHHELD
Laura A. DeFelice	63,869,504	5,928,264
Steven N. Rappaport	63,865,629	5,932,139

In addition to the Trustees elected at the meeting, Mahendra R. Gupta, Samantha Kappagoda, and John G. Popp continue to serve as Trustees of the Fund.

Credit Suisse High Yield Bond Fund

Change in Independent Registered Public Accounting Firm (unaudited)

On April 23, 2024, the Fund’s Board approved the dismissal of PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund, due to PwC’s ceasing to be deemed an independent registered public accounting firm with respect to the Fund after April 30, 2024. The Board’s decision to approve the dismissal of PwC was recommended by the Audit Committee of the Board. PwC’s reports on the Fund’s financial statements for the fiscal periods ended October 31, 2023 and October 31, 2022 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended October 31, 2023 and October 31, 2022 and the subsequent interim period through April 23, 2024, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

Upon the recommendation of the Audit Committee of the Fund’s Board, the Fund’s Board approved the engagement of Ernst & Young LLP (“EY”) as the Fund’s independent registered public accounting firm for the fiscal year ending October 31, 2024. During the Fund’s fiscal periods ended October 31, 2023 and October 31, 2022 and the subsequent interim period through June 19, 2024, neither the Fund, nor anyone on its behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Credit Suisse High Yield Bond Fund

Recent changes (unaudited)

During the period ended April 30, 2024, there were: (i) no material changes in the Fund‘s investment objectives or policies that have not been approved by Stockholders, (ii) no changes in the Fund‘s charter or by-laws that would delay or prevent a change of control of the Fund that have not been approved by Stockholders, (iii) no material changes to the principal risk factors associated with investment in the Fund, and (iv) one change in the persons primarily responsible for the day-to-day management of the Fund‘s portfolio. Effective February 16, 2024, Thomas Flannery is no longer the Chief Investment Officer and Portfolio Manager.

Credit Suisse High Yield Bond Fund

Notice of Privacy and Information Practices (unaudited)

At UBS AM (Americas), we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use (“individual investors”). Specified sections of this notice, however, also apply to other types of investors (called “institutional investors”). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by UBS AM (Americas).

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•

Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•

Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•

We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

•

We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•

In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Credit Suisse High Yield Bond Fund

Notice of Privacy and Information Practices (unaudited) (continued)

Confidentiality and security

•

To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 14, 2024.

Credit Suisse High Yield Bond Fund

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•	By calling 1-800-293-1232

•	On the Fund’s website, www.credit-suisse.com/us/funds

•	On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov.

Funds Managed by UBS Asset Management (Americas) LLC

CLOSED-END FUNDS

Fixed Income

Credit Suisse Asset Management Income Fund, Inc. (NYSE American: CIK)

Credit Suisse High Yield Bond Fund (NYSE American: DHY)

Literature Request — Call today for free descriptive information on the closed-ended funds listed above at 1-800-293-1232 or visit our website at www.credit-suisse.com/us/funds

OPEN-END FUNDS

Credit Suisse Commodity Return Strategy Fund	Credit Suisse Strategic Income Fund
Credit Suisse Floating Rate High Income Fund	Credit Suisse Managed Futures Strategy Fund
Credit Suisse Multialternative Strategy Fund	Credit Suisse Trust Commodity Return Strategy Portfolio

Fund shares are not deposits or other obligation of UBS Asset Management (Americas) LLC or any affiliate, are not FDIC-insured and are not guaranteed by UBS Asset Management (Americas) LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment. There are special risk considerations associated with international, global, emerging-markets, small-company, private equity, high-yield debt, single-industry, single-country and other special, aggressive or concentrated investment strategies. Past performance cannot guarantee future results.

More complete information about a fund, including charges and expenses, is provided in the Prospectus, which should be read carefully before investing. You may obtain copies by calling Credit Suisse Funds at 1-877-870-2874. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

Credit Suisse High Yield Bond Fund

Dividend Reinvestment and Cash Purchase Plan (unaudited)

Credit Suisse High Yield Bond Fund (the “Fund”) offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) to its common stockholders. The Plan offers common stockholders a prompt and simple way to reinvest net investment income dividends and capital gains and other periodic distributions in shares of the Fund’s common stock. Computershare Trust Company, N.A. (“Computershare”) acts as Plan Agent for stockholders in administering the Plan.

If your shares of common stock of the Fund are registered in your own name, you will automatically participate in the Plan, unless you have indicated that you do not wish to participate and instead wish to receive dividends and capital gains distributions in cash. If you are a beneficial owner of the Fund having your shares registered in the name of a bank, broker or other nominee, you must first make arrangements with the organization in whose name your shares are registered to have the shares transferred into your own name. Registered shareholders can join the Plan via the Internet by going to www.computershare.com, authenticating your online account, agreeing to the Terms and Conditions of online “Account Access” and completing an online Plan Enrollment Form. Alternatively, you can complete the Plan Enrollment Form and return it to Computershare at the address below.

By participating in the Plan, your dividends and distributions will be promptly paid to you in additional shares of common stock of the Fund. The number of shares to be issued to you will be determined by dividing the total amount of the distribution payable to you by the greater of (i) the net asset value per share (“NAV”) of the Fund’s common stock on the payment date, or (ii) 95% of the market price per share of the Fund’s common stock on the payment date. If the NAV of the Fund’s common stock is greater than the market price (plus estimated brokerage commissions) on the payment date, then Computershare (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such distribution on your shares to purchase shares of Fund common stock in the open market.

You should be aware that all net investment income dividends and capital gain distributions are taxable to you as ordinary income and capital gain, respectively, whether received in cash or reinvested in additional shares of the Fund’s common stock.

The Plan also permits participants to purchase shares of the Fund through Computershare. You may invest $100 or more monthly, with a maximum of $100,000 in any annual period. Computershare will purchase shares for you on the open market on the 25th of each month or the next trading day if the 25th is not a trading day.

There is no service fee payable by Plan participants for dividend reinvestment. For voluntary cash payments, Plan participants must pay a service fee of $5.00 per transaction. Plan participants will also be charged a pro rata share of the brokerage commissions for all open market purchases ($0.03 per share as of October 2023). Participants will also be charged a service fee of $5.00 for each sale and brokerage commissions of $0.03 per share (as of October 2023).

You may terminate your participation in the Plan at any time by notifying Computershare or requesting a sale of your shares held in the Plan. Your withdrawal will be effective immediately if your notice is received by Computershare prior to any dividend or distribution record date; otherwise, such termination will be effective only with respect to any subsequent dividend or distribution. Your dividend participation option will remain the same unless you withdraw all of your whole and fractional Plan shares, in which case your participation in the Plan will be terminated and you will receive subsequent dividends and capital gains distributions in cash instead of shares.

Credit Suisse High Yield Bond Fund

Dividend Reinvestment and Cash Purchase Plan (unaudited) (continued)

If you want further information about the Plan, including a brochure describing the Plan in greater detail, please contact Computershare as follows:

By Internet:	www.computershare.com

By phone:	(800) 730-6001 (U.S. and Canada)
(781) 575-3100 (Outside U.S. and Canada)

Customer service associates are available from 9:00 a.m. to 5:00 p.m. Eastern time, Monday through Friday

By mail:	Credit Suisse High Yield Bond Fund
c/o Computershare
P.O. Box 43006
Providence, RI 02940-3078

Overnight correspondence should be sent to:

Computershare
150 Royall St., Suite 101
Canton, MA 02021

All notices, correspondence, questions or other communications sent by mail should be sent by registered or certified mail, return receipt requested.

The Plan may be terminated by the Fund or Computershare upon notice in writing mailed to each participant at least 30 days prior to any record date for the payment of any dividend or distribution.

This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

DHY-SAR-0424

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(g) of Schedule 14A in its definitive proxy statement dated March 20, 2024.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND
/s/ Omar Tariq
Name:	Omar Tariq
Title:	Chief Executive Officer and President (Principal Executive Officer)
Date:	July 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Omar Tariq
Name: Omar Tariq
Title:	Chief Executive Officer and President (Principal Executive Officer)
Date:	July 2, 2024

/s/ Rose Ann Bubloski
Name:	Rose Ann Bubloski
Title:	Chief Financial Officer and Treasurer (Principal Financial Officer)
Date:	July 2, 2024